Consolidated statement of cash flows - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Profit before income taxes	R$ 910,500	R$ 475,748
Expenses (revenues) not affecting cash:
Depreciation and amortization	48,135	38,548
Chargebacks	74,483	28,146
Accrual of provision for contingencies	848	1,135
Share based long term incentive plan (LTIP)	27,754	162,410
Inventory provisions	6,918	2,745
Other financial cost, net	30,783	(1,195)
Changes in operating assets and liabilities
Accounts receivable	(1,979,920)	(2,838,067)
Inventories	3,139	4,508
Taxes recoverable	(13,999)	265
Other receivables	(22,944)	3,958
Other payables	3,791	2,404
Payables to third parties	257,277	4,218
Trade payables	73,668	64,091
Receivables from (payables to) related parties	4,061	119,130
Salaries and social charges	35,048	1,356
Taxes and contributions	6,073	22,291
Provision for contingencies		(795)
Net Changes in operating assets and liabilities	(534,385)	(1,909,104)
Income tax and social contribution paid	(52,122)	(110,844)
Interest income received	138,658	160,164
Net cash used in operating activities	(447,849)	(1,859,784)
Cash flows from investing activities
Amount paid on acquisitions, net of cash acquired	(15,753)
Purchases of property and equipment	(90,348)	(11,749)
Purchases and development of intangible assets	(148,528)	(66,363)
Acquisition of financial investments	(1,790,118)
Redemption of financial investments		211,116
Net cash provided (used in) investing activities	(2,044,747)	133,004
Cash flows from financing activities
Proceeds from offering of shares		4,744,900
Transactional costs		(186,349)
Transaction with non-controlling interest	(15,992)	(5,390)
Capital increase by non-controlling shareholders	305	20,334
Net cash provided (used in) financing activities	(15,687)	4,573,495
Increase (decrease) in cash and cash equivalents	(2,508,283)	2,846,715
Cash and cash equivalents at the beginning of the period	2,763,050	66,767
Cash and cash equivalents at the end of the period	R$ 254,767	R$ 2,913,482